UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

March 13, 2015 to April 10, 2015

Commission File Number of issuing entity: 333-189017-06

Citigroup Commercial Mortgage Trust 2014-GC25

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-189017

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

Starwood Mortgage Funding I LLC

MC-Five Mile Commercial Mortgage Finance LLC

Goldman Sachs Mortgage Company

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-2147563

47-2134648

47-6571574

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
PEZ	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On April 10, 2015, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2014-GC25.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2014-GC25 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G on February 17, 2015. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G on February 17, 2015. The CIK number of CGMRC is 0001541001.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding I LLC, one of the sponsors, most recently filed a Form ABS-15G on February 13, 2015. The CIK number of Starwood Mortgage Capital LLC is 0001548405.

MC-Five Mile Commercial Mortgage Finance LLC (“MC-Five Mile”), one of the sponsors, most recently filed a Form ABS-15G on February 10, 2015. The CIK number of MC-Five Mile is 0001576832.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G on February 13, 2015. The CIK number of GSMC is 0001541502.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3.	Sales of Securities and Use of Proceeds.

None

Item 4.	Defaults Upon Senior Securities.

None

Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

The property securing the Bank of America Plaza mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Citigroup Commercial Mortgage Trust 2014-GC25 filed on October 24, 2014. With respect to the property securing the Bank of America Plaza mortgage loan, the most recent unaudited net operating income was $37,203,735 for the period from January 1, 2014 through December 31, 2014.

Item 7.	Significant Enhancement Provider Information.

None

Item 8.	Other Information.

None

Item 9.	Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2014-GC25, relating to the April 10, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Vice President

Date: April 23, 2015

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2014-GC25, relating to the April 10, 2015 distribution.